Financial income and expenses	9 Months Ended
Sep. 30, 2019
Financial income and expenses [Abstract]
Financial income and expenses
Note 19. - Financial income and expenses

Financial income and expenses

The following table sets forth our financial income and expenses for the nine-month period ended September 30, 2019 and 2018:

	For the nine-month period ended September 30,
Financial income	2019	2018
	($ in thousands)
Interest income from loans and credits	2,522	36,556
Interest rates benefits derivatives: cash flow hedges	331	47
Total	2,853	36,603

	For the nine-month period ended September 30,
Financial expenses	2019	2018
Expenses due to interest:	($ in thousands)
- Loans from credit entities	(196,350)	(191,168)
- Other debts	(69,744)	(63,451)
Interest rates losses derivatives: cash flow hedges	(44,139)	(51,721)
Total	(310,233)	(306,340)

As of September 30, 2018, financial income from loans and credits primarily included a non-monetary financial income of $36.6 million resulting from the refinancing of the debts of Helios 1&2 and Helioenergy 1&2 in the second quarter of 2018.

Interests from other debts are primarily interests on the notes issued by ATS, ATN, Atlantica and Solaben Luxembourg and interests related to the investment from Liberty (Note 16). Losses from interest rate derivatives designated as cash flow hedges correspond primarily to transfers from equity to financial expense when the hedged item is impacting the consolidated condensed income statement.

Other net financial income and expenses

The following table sets out ‘Other net financial income and expenses” for the nine-month periods ended September 30, 2019, and 2018:

	For the nine-month period ended September 30,
Other financial income / (expenses)	2019	2018
	($ in thousands)
Other financial income	11,412	8,711
Other financial losses	(11,470)	(19,850)
Total	(58)	(11,139)

Other financial income are primarily interests on deposits.

Other financial losses primarily include expenses for guarantees and letters of credit, wire transfers, other bank fees and other minor financial expenses.